Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Maturity date of loan	Dec. 12, 2019
Other	$ 107.9	$ 22.7
Less: deferred financing costs	(150.1)	(43.0)
Total debt	9,935.4	2,908.1
Total debt	9,935.4	2,908.1
Less: current maturities of debt	(64.1)	(70.9)
Less: Tim Hortons Notes	(1,044.8)
Total long-term debt	$ 8,826.5	2,837.2
Tranche B Term Loans [Member]
Debt Instrument [Line Items]
Tranche A Term Loans		$ 689.4
Interest rates	4.40%	4.50%
2011 Discount Notes [Member]
Debt Instrument [Line Items]
Maturity date of loan	Apr. 15, 2019
2011 Discount Notes		$ 453.1
Interest rates	11.50%	11.50%
2014 Term Loan Facility [Member]
Debt Instrument [Line Items]
Maturity date of loan	Dec. 12, 2021
2014 Credit Facility	$ 6,682.8
Interest rates	4.60%
2014 Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date of loan	Apr. 01, 2022
2010 Senior Notes	$ 2,250.0
Interest rates	6.00%
Series 1 Notes [Member]
Debt Instrument [Line Items]
Maturity date of loan	Jun. 01, 2017
2010 Senior Notes	$ 262.0
Interest rates	4.50%
Series 2 Notes [Member]
Debt Instrument [Line Items]
Maturity date of loan	Dec. 01, 2023
2010 Senior Notes	$ 390.7
Interest rates	4.20%
Series 3 Notes [Member]
Debt Instrument [Line Items]
Maturity date of loan	Apr. 01, 2019
2010 Senior Notes	$ 392.1
Interest rates	2.90%
Tranche A Term Loans [Member]
Debt Instrument [Line Items]
Tranche A Term Loans		$ 991.4
Interest rates	3.30%	3.20%
2010 Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date of loan	Oct. 15, 2018
2010 Senior Notes		$ 794.5
Interest rates	10.20%	10.20%